ARYA Merger - Additional Information (Detail) € in Thousands			12 Months Ended
	Jul. 01, 2020 EUR (€) shares Warrants	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€) shares Warrants
Disclosure of detailed information about business combination [line items]
Increase decrease through Changes in Noncontrolling Interest		€ 500
Share listing expense			€ 152,787
Increase through other contributions by owners, equity			90,077
Share issue related cost	€ 7,900
Payment for share issuance costs			7,939
Issued capital [member]
Disclosure of detailed information about business combination [line items]
Increase Decrease Through Reorganization Equity			(833)
Increase decrease through Changes in Noncontrolling Interest			7
Increase through other contributions by owners, equity	100		104
Share premium [member]
Disclosure of detailed information about business combination [line items]
Increase Decrease Through Reorganization Equity			833
Increase decrease through Changes in Noncontrolling Interest			501
Increase through other contributions by owners, equity	90,000		89,973
PIPE Financing [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from issue of ordinary shares	90,100
ARYA [Member]
Disclosure of detailed information about business combination [line items]
Increase Decrease Through Reorganization Equity	800
Increase decrease through Changes in Noncontrolling Interest	€ 500
Description Of How Acquirer Obtained Control Of Acquire	one ordinary share of Immatics N.V. for each issued and outstanding ordinary share of ARYA and one warrant to purchase ordinary shares in Immatics N.V., for each issued and outstanding warrant to acquire ordinary shares
Net Assets Acquired (Liabilities Assumed)	€ 124,900		€ 124,927
Cash and cash equivalents recognised as of acquisition date	128,800
Current liabilities recognised as of acquisition date	3,900
Share listing expense	€ 152,800
ARYA [Member] | Warrants [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments issued or issuable | Warrants	7,187,500		7,187,500
ARYA [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Number of instruments issued or issuable | shares	17,968,750		17,968,750